Share-Based Compensation - Assumptions Used in Black-Scholes Option Pricing Model To Determine Fair Value Of Share Options Granted (Details) - Employees and Directors	9 Months Ended
Sep. 30, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected option life (years)	6 years
Risk-free interest rate, minimum	2.63%
Risk-free interest rate, maximum	2.92%
Expected volatility, minimum	65.50%
Expected volatility, maximum	66.69%
Expected dividend yield	0.00%